Supplemental Cash Flow Disclosure (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Supplementary Cash Flow Information [Abstract]
Summary of Supplemental Cash Flow Disclosure
(a)	Changes in operating assets and liabilities:

	March 31,	March 31,
	2018	2017

Trade and other receivables	$10,547,497	$(7,026,796)
Tax credits receivable	108,821	645,334
Prepaid expenses	(981,444)	500,968
Inventories	(5,581,135)	4,619,832
Trade and other payables	3,312,306	(521,119)
Deferred revenues	109,950	206,036
Changes in operating assets and liabilities	$7,515,995	$(1,575,745)

(b)	Non-cash transactions:

	March 31,	March 31,
	2018	2017

Acquired property, plant and equipment included in trade and other payables	$456,774	$308,218
Intangible assets included in trade and other payables	453,436	140,731
Intangible assets included in trade and other receivables (note 14)	—	3,546,400
Intangible assets included in long-term payable	249,714	795,072
Liability settlement in shares	858,000	—
Acasti convertible debenture interest paid in shares of subsidiary	56,984	—
Reduction in goodwill on reduction of balance of purchase price	—	65,513
Acasti equity settled share-based payment included in equity and unsecured convertible debentures	—	94,200
Acasti issuance of broker warrants included in net proceeds from Acasti public offering	—	143,932
Acasti public offering transactions costs included in trade and other payables	—	380,765
Acasti reduction in share issue costs from reduction in trade and other payables	—	109,410
Acasti private placement transactions costs included in trade and other payables	—	40,305

Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities
(c)	Reconciliation of movements of liabilities to cash flows arising from financing activities:

		Cash (used in) provided by financing activities			Non-cash changes
	Balance as at March 31, 2017	Proceeds	Repayments	Settlement of cross currency swap	Accretion of interest	Effect of foreign currency exchange rate changes	Financing and discounted fees	Changes in fair value	Balance as at March 31, 2018
Loan	$5,429,852	$–	$(1,571,432)	$–	$32,657	$–	$–	$–	$3,891,077
Balance of purchase price	3,202,612	–	(2,941,016)	–	–	–	–	–	261,596
Bank line of credit	–	490,000	–	–	–	–	–	–	490,000
Finance lease liabilities	44,644	–	(25,961)	–	–	–	–	–	18,683
Loan IQ	8,347,506	–	(8,593,775)	–	47,242	–	199,027	–	–
Loan in GBP (1)	3,562,814	–	(3,456,910)	–	16,594	(225,384)	102,886	–	–
Refundable contribution	2,344,116	–	(2,800,004)	–	100,855	–	355,033	–	–
Total long-term debt	$22,931,544	$490,000	$(19,389,098)	$–	$197,348	$(225,384)	$656,946	$–	$4,661,356

Interest rate swap liability (asset) used for hedging	$7,298	$–	$–	$–	$–	$–	$–	$(26,388)	$(19,090)

Cross currency swap liability	$207,839	$–	$–	$(58,999)	$–	$7,499	$–	$(156,339)	$–

(1) A penalty on debt reimbursement of $263,483 was recorded for the year ended March 31, 2018.